Document And Entity Information	Aug. 09, 2024
Document Information [Line Items]
Entity, Registrant Name	BioCardia, Inc.
Document, Type	S-1
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	23-2753988
Entity, Address, Address Line One	320 Soquel Way
Entity, Address, City or Town	Sunnyvale
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	94085
Entity, Filer Category	Non-accelerated Filer
Entity, Small Business	true
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000925741